CONSOLIDATED STATEMENTS OF INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨) ₨ / shares	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 INR (₨) ₨ / shares		Mar. 31, 2019 INR (₨) ₨ / shares
Interest and dividend revenue:
Loans	₨ 1,017,047.8	$ 13,905.5	₨ 981,794.8		₨ 827,683.0
Trading securities	3,373.8	46.2	7,392.1		8,892.9
Available for sale debt securities	226,690.9	3,099.4	198,383.2		190,992.5
Other	28,855.1	394.5	24,412.8		14,146.5
Total interest and dividend revenue	1,275,967.6	17,445.6	1,211,982.9		1,041,714.9
Interest expense:
Deposits	501,260.2	6,853.4	507,888.8		410,026.4
Short-term borrowings	12,531.8	171.3	27,216.8		39,054.3
Long-term debt	78,361.5	1,071.4	83,200.5		85,081.1
Other	127.6	1.7	149.4		47.5
Total interest expense	592,281.1	8,097.8	618,455.5		534,209.3
Net interest revenue	683,686.5	9,347.8	593,527.4		507,505.6
Provision for credit losses	154,233.4	2,108.7	117,621.9		72,279.3
Net interest revenue after provision for credit losses	529,453.1	7,239.1	475,905.5		435,226.3
Non-interest revenue, net:
Fees and commissions	165,410.4	2,261.6	160,099.5		134,155.2
Trading securities gain/(loss), net	1,481.0	20.2	1,323.4		1,028.4
Realized gain/(loss) on sales of available for sale debt securities, net	55,925.2	764.6	25,826.2		2,596.0
Allowance on available for sale debt securities	(2,915.1)	(39.9)	(9,109.0)	[1]	(1,081.0)	[1]
Foreign exchange transactions	27,762.6	379.6	15,265.6		1,917.8
Derivatives gain/(loss), net	(3,253.0)	(44.5)	3,550.0		12,409.1
Other, net	8,564.6	117.1	1,263.3		9,096.7
Total non-interest revenue, net	252,975.7	3,458.7	198,219.0		160,122.2
Total revenue, net	782,428.8	10,697.8	674,124.5		595,348.5
Non-interest expense:
Salaries and staff benefits	143,755.9	1,965.5	130,506.9		104,652.6
Premises and equipment	35,763.2	489.0	31,533.9		29,527.7
Depreciation and amortization	13,860.2	189.5	12,800.3		12,247.8
Administrative and other	149,223.0	2,040.2	133,439.4		108,960.4
Amortization of intangible assets	0.0	0.0	0.0		1.0
Total non-interest expense	342,602.3	4,684.2	308,280.5		255,389.5
Income before income tax expense	439,826.5	6,013.6	365,844.0		339,959.0
Income tax expense	113,820.1	1,556.2	105,480.0		119,393.5
Net income before noncontrolling interest	326,006.4	4,457.4	260,364.0		220,565.5
Less: Net income attributable to shareholders of noncontrolling interest	29.3	0.4	94.1		461.7
Net income attributable to HDFC Bank Limited	₨ 325,977.1	$ 4,457.0	₨ 260,269.9		₨ 220,103.8
Per share information: (see note: 28)
Earnings per equity share-basic | (per share)	₨ 59.27	$ 0.81	₨ 47.59		₨ 41.07
Earnings per equity share-diluted | (per share)	59.02	0.80	47.27		40.66
Per ADS information (where 1 ADS represents 3 shares): (see note: 28)
Earnings per ADS-basic | (per share)	177.81	2.43	142.77		123.21
Earnings per ADS-diluted | (per share)	177.06	2.40	141.81		121.98
Dividends declared per equity share | (per share)	₨ 6.5	$ 0.09	₨ 2.5		₨ 7.5

[1]	For fiscal 2019 and 2020 the amount represents Other than temporary impairment. The Bank adopted the CECL accounting guidance on April 1, 2020.